Debt - Schedule of Long-term Debt Contractual Maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Remaining 2021	$ 49,428
2022	120
2023	126
2024	131
2025	137
Thereafter	164,786
Total debt	$ 214,728	$ 22,875